UBS ABSOLUTE RETURN BOND FUND (Prospectus Summary) | UBS ABSOLUTE RETURN BOND FUND
UBS Absolute Return Bond Fund Summary
Investment objective
The Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 12 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 68 of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS ABSOLUTE RETURN BOND FUND	CLASS A	CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	2.50%	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	0.50%	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS ABSOLUTE RETURN BOND FUND		CLASS A	CLASS C	CLASS Y
Management fees		0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees		0.15%	0.50%	none
Other expenses	[1]	0.45%	0.37%	0.26%
Total annual fund operating expenses		1.15%	1.42%	0.81%
Less management fee waiver/expense reimbursements		0.15%	0.07%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[2]	1.00%	1.35%	0.81%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[2]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, dividend expense and security loan fees for securities sold short), through the period ending October 27, 2012, do not exceed 1.00% for Class A shares, 1.35% for Class C shares and 0.85% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.

Although your actual costs may be higher or lower, based on these assumptions,

your costs would be:

Expense Example UBS ABSOLUTE RETURN BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	349	592	853	1,600
CLASS C	187	442	770	1,696
CLASS Y	83	259	450	1,002

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
UBS ABSOLUTE RETURN BOND FUND CLASS C	137	442	770	1,696

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 72%

of the average value of its portfolio.

Principal strategies
Principal investments

The Fund invests in securities and other investments to gain exposure to global bond markets and generate positive returns under a variety of market cycles. The

Fund invests in fixed income securities of issuers located within and outside the United States. The Fund is a non-diversified fund.

Under normal circumstances, the Fund invests at least 80% of its net assets

(plus borrowings for investment purposes, if any) in bonds and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to, debt securities of governments throughout the world (including the

United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation linked securities, convertible bonds,

warrants, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. The Fund's investments in debt securities also may include both fixed rate and floating rate securities. In addition to investment in issuers in developed markets, the Fund also may invest up to 20% of its net assets in debt securities of emerging market issuers,

regardless of credit rating.

The Fund generally will purchase investment grade fixed income securities.

However, based on the Advisor's assessment of market conditions, the Fund also may invest up to 40% of its net assets in below investment grade securities

(including but not limited to debt securities of corporations and supranationals, mortgage- and asset-backed securities and debt securities of emerging market issuers) at the time of purchase.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging)

purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, currencies or securities; or to adjust the Fund's portfolio duration. In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivatives listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation. The Advisor expects that the duration of the Fund's portfolio will be between approximately +3 years and -3 years depending on the level and expected future direction of interest rates.

Management process

In employing its investment strategies for the Fund, the Advisor attempts to generate positive returns over time regardless of market conditions by managing the risks and market exposures of the Fund's portfolio. The Advisor actively manages portfolio duration along with credit quality, sector and individual security selection, including country and currency exposure.

With respect to the selection of securities to purchase for the Fund, the

Advisor's investment style is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define long term investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences the Advisor also takes into account cyclical market drivers which may influence near term dynamics of market prices.

In implementing this style, the Advisor purchases securities for the Fund by using active asset allocation strategies across global fixed income markets and active security selection within each market. In deciding which securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are under-priced relative to their fundamental value.

The valuation of asset classes reflects an integrated, fundamental analysis of global markets.

The Advisor emphasizes those fixed income market sectors, and selects for the

Fund those securities that appear to be most undervalued relative to their yields and potential risks. The Advisor selects individual securities for investment by using duration, yield curve and sector analysis.

The Fund actively manages its currency exposure and attempts to generate positive returns and manage risk through sophisticated currency management techniques, including hedging strategies. These decisions are integrated with analysis of global market and economic conditions.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund that meets or exceeds the return on

LIBOR (a short-term interest rate that banks charge one another and that is generally representative of short-term interest rates) by 0.70% to 0.80% per year, net of fees over full (credit and interest rate) fixed income market cycles. A typical fixed income market cycle is one to three years. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

In light of recent illiquidity and volatility in the fixed income markets, it will be increasingly difficult for the Fund to meet the total return goal for the near future.

Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the

Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. When the Fund has a negative portfolio duration, a decline in interest rates may negatively impact the Fund's value. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling,

some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default,

depending on the nature of the particular government support for that security.

For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

High yield bond risk: The risk that the issuer of bonds with ratings of BB

(Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc.

("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Non-diversification risk: The Fund is a non-diversified investment company,

which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified Fund, the

Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"-so called because their value

"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.

These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The US LIBOR 3-Month Index allows you to compare the Fund's performance to a benchmark designed to track the interest rate earned on three month inter-bank US dollar denominated deposits with a coupon equal to the

3-month LIBOR (the London Interbank Offered Rate), a short-term interest rate that banks quote to each other and deemed generally representative of short-term interest rates. Indices reflect no deduction for fees, expenses or taxes. The

Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

UBS Absolute Return Bond Fund Annual Total Returns of Class Y Shares (2006 is the Fund's first full year of operations)

Total return January 1 - September 30, 2011: (2.46)%

Best quarter during calendar years shown-2Q 2009: 3.22%

Worst quarter during calendar years shown-1Q 2008: (8.28)%

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns UBS ABSOLUTE RETURN BOND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return before taxes	(1.53%)	(4.39%)	(3.61%)	Apr. 27, 2005
CLASS C	Class C Return before taxes	0.20%	(4.24%)	(3.51%)	Apr. 27, 2005
CLASS Y	Class Y Return before taxes	1.42%	(3.71%)	(2.97%)	Apr. 27, 2005
CLASS Y After Taxes on Distributions	Class Y Return after taxes on distributions	0.34%	(5.40%)	(4.62%)	Apr. 27, 2005
CLASS Y After Taxes on Distributions and Sales	Class Y Return after taxes on distributions and sale of fund shares	0.92%	(4.01%)	(3.36%)	Apr. 27, 2005
BofA Merrill Lynch US Treasury 1-3 Year Index	BofA Merrill Lynch US Treasury 1-3 Year Index	2.35%	4.17%	3.92%	Apr. 27, 2005
US LIBOR 3-Month Index	US LIBOR 3-Month Index	0.35%	3.01%	3.11%	Apr. 27, 2005